MANNING & NAPIER FUND, INC.

Supplement dated October 2, 2012 to the combined Prospectus (the “Prospectus”) dated May 1, 2012 as supplemented May 23, 2012, August 1, 2012, and October 1, 2012 for the following Series:

Small Cap Series – Class A	Core Bond Series
Commodity Series	Core Plus Bond Series
Technology Series	Emerging Markets Series
International Series – Class S and I	Inflation Focus Equity Series
Life Sciences Series	Diversified Tax Exempt Series
World Opportunities Series – Class A	New York Tax Exempt Series
Global Fixed Income Series – Class I	Ohio Tax Exempt Series
Financial Services Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Tariq Siddiqi has been replaced as a member of the Technology Series’ Research Team by Jacob Boak. Accordingly, the following changes are hereby made to the Prospectus:

1.	The Summary section for the Technology Series is hereby revised to reflect the following new information:

    Jacob Boak, CFA®

    Junior Analyst, has managed the Series since 2012.

2.	The following information is hereby added to the “Portfolio Managers” sub-section in the “Management” section of the Prospectus:

Jacob Boak, CFA®, Junior Analyst

Joined the Advisor in 2008. Junior Analyst since 2012.

Member of the Technology Series Research Team since 2012.

Previous positions held in last five years: Research Assistant,

2008 - 2009, Research Associate 2009 – 2010, Senior

Associate, 2010 - 2012, Research Analyst,

Bryce Capital Management, 2007 – 2008.

3.	The information with respect to Tariq Siddiqi in the Summary section for the Technology Series and the “Portfolio Manager” sub-section in the “Management” section of the Prospectus is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supp EXTCX 10/02/2012

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated October 2, 2012 to the Statement of Additional Information (“SAI”) of the Fund dated August 1, 2012 as supplemented October 1, 2012

This supplement applies to the SAI of each of the following series of the Fund: Small Cap Series (Class A, B, Z, D, and E Shares), Commodity Series, Technology Series, International Series (Class S and I shares), Life Sciences Series, World Opportunities Series (Class A, B, Z, D, and E Shares), High Yield Bond Series (Class S and I Shares), Global Fixed Income Series Class I Shares, Financial Services Series, Core Bond Series, Core Plus Bond Series, Real Estate Series (Class S and I Shares), Emerging Markets Series, Inflation Focus Equity Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Due to the re-assignment of duties within the Research Department of Manning & Napier Advisors, LLC (the “Advisor”), the following change has been made to the Research Team of the Technology Series: Tariq Siddiqi has been replaced as a member of the Technology Series’ Research Team by Jacob Boak. Accordingly, the “Portfolio Managers” section of the SAI is hereby deleted and replaced by the following:

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series.

For the Series that invest in stocks, with the exception of the Small Cap Series, Inflation Focus Equity Series and World Opportunities Series, a designated Research Team for each Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor’s other analysts to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by two members of the Series’ Research Team and one member of the Senior Research Group before implementation. No specific member of the Series’ Research Team or Senior Research Group is required to approve security purchases and sales.

For the Small Cap Series and World Opportunities Series, the Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

In managing the Inflation Focus Equity Series, the Advisor’s Themes and Overviews Group examines economic trends and industry-specific factors to identify investment ideas that are attractive on a stand-alone basis and are expected to be beneficiaries of rising prices. The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Themes and Overviews Group’s investment ideas and the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

For the Series of the Fund that invest solely in fixed income securities, the Series’ Research Team constructs and monitors the Series’ portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group. For the fixed income holdings in the Inflation Focus Equity Series portfolio, the Series’ Research Team, in consultation with the Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portion of the portfolio.

The following individuals serve on the Advisor’s Senior Research Group and/or the Research Teams of specific Series of the Fund, as noted. Except as otherwise noted below, the share ownership information is as of June 30, 2012.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Sidharth Abrol, CFA, Analyst	Member of International Series Research Team	Small Cap Series – between $10,001 and $50,000	Between $100,000 and 500,000

Christian A. Andreach, CFA, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group, Member of Real Estate Series Research Team

Diversified Tax Exempt Series – between $50,001 and $100,000

Emerging Markets Series – between $10,001 and $50,000

Financial Services Series – between $1 and $10,000

Inflation Focus Equity Series – between $10,001 and $50,000

International Series –
between $50,001 and $100,000

Life Sciences Series –
between $1 and $10,000

New York Tax Exempt Series –

between $50,001 and $100,000

Between $500,001 and $1,000,000

Jack Bauer, Senior Analyst/Managing Director of Fixed Income Group	Member of Senior Research Group, Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, and High Yield Bond Series Research Teams	None	Between $100,001 and $500,000

Jonathan S. Beigle, CFA, Junior Analyst	Member of Commodity Series Research Team	Small Cap Series – between $10,001 and $50,000	Between $50,001 and $100,000

Jacob Boak, CFA, Junior Analyst*	Member of Technology Series Research Team	None	None

Marc Bushallow, CFA, Senior High Yield Analyst	Member of Core Plus Bond Series, High Yield Bond Series, and Global Fixed Income Research Teams	World Opportunities Series – between $10,001 and $50,000	Between $100,001 and $500,000
Ebrahim Busheri, CFA, Senior Analyst/Managing Director of Emerging Growth Group	Member of Senior Research Group	International Series – between $10,001 and $50,000 Small Cap Series – between $10,001 and $50,000 World Opportunities Series – between $10,001 and $50,000	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA, President and Co-Director of Research	Member of Senior Research Group	None	Between $500,001 and $1,000,000

Eric L. Daniels, Senior Analyst	Member of Life Sciences Series Research Team	None	Between $1 and $10,000

Muris Demirovic, Analyst	Member of Life Sciences Series Research Team	None	None

Jeffrey W. Donlon, CFA, Senior Analyst/Managing Director of Technology Group	Member of Senior Research Group, Member of Technology Series Research Team	None	Between $100,001 and $500,000

Brian P. Gambill, CFA, Senior Analyst/Managing Director of Capital Goods & Materials Group	Member of Senior Research Group	None	Between $100,001 and $500,000

R. Keith Harwood, Senior Corporate Analyst	Member of Core Bond Series, Core Plus Bond Series, Global Fixed Income, and High Yield Bond Series Research Teams	None	Between $100,001 and $500,000

Jeffrey A. Herrmann, CFA, Co-Head of Global Equities, Co-Director of Research/ Managing Director of Themes & Overviews Group	Member of Senior Research Group

Life Sciences Series – between $10,001 and $50,000

Technology Series – between
$10,001 and $50,000

Small Cap Series – between
$1 and $10,000

World Opportunities Series – between $10,001 and $50,000

Emerging Markets Series – between $1 and $10,000

Inflation Focus Equity Series – between $50,001 and $100,000

Between $500,001 and $1,000,000

Michael A. Knolla, CFA, Senior Analyst	Member of Inflation Focus Equity Series Research Team	World Opportunities Series – between $1 and $10,000	Between $100,001 and $500,000

Brian W. Lester, CFA, Senior Analyst/Managing Director of Life Sciences Group	Member of Senior Research Group, Member of Life Sciences Series Research Team	Small Cap Series – between $1 and $10,000 International Series – between $10,001 and $50,000 World Opportunities Series –between $100,001 and $500,000	Between $100,001 and $500,000

Jason P. Lisiak, CFA, Senior Analyst	Member of Real Estate Series Research Team	None	Between $100,001 and $500,000

Michael J. Magiera, CFA, Senior Analyst/Managing Director of Real Estate Group	Member of Senior Research Group, Member of Real Estate Series Research Team	Core Bond Series – between
$10,001 and $50,000

Financial Services Series –
between $10,001 and $50,000

Inflation Focus Equity Series –
between $10,001 and $50,000

Life Sciences Series – between

$10,001 and $50,000

Real Estate Series –
between

$50,001 and $100,000

Small Cap Series – between
$10,001 and $50,000

Technology Series –

between $10,001 and $50,000

World Opportunities Series –

between $10,001 and $50,000

Over $1,000,000

Jeffrey D. McCormack, CFA, Senior Analyst	Member of Life Sciences Series Research Team	Small Cap Series – between $10,001 and $50,000 World Opportunities Series – between $10,001 and $50,000	Between$100,001 and $500,000

John D. Mitchell, CFA, Senior Analyst	Member of Financial Services Series Research Team	Small Cap Series – between $10,001 and $50,000	Between $100,001 and $500,000

William Moore, CFA, Analyst	Member of Financial Services Series Research Team	None	Between $100,001 and $500,000

James Nawrocki, Senior Analyst	Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, and Global Fixed Income Series Research Teams	None	Between $100,001 and $500,000

Christoper F. Petrosino, CFA, Senior Analyst/Managing Director of Quantitative Strategies Group	Member of Senior Research Group	Small Cap Series – between $1 and $10,000	Between $100,001 and $500,000

Robert Pickels, CFA, Senior Analyst	Member of Commodity Series Research Team

Core Plus Bond Series – between $1 and $10,000

High Yield Bond Series – between $1 and $10,000

Inflation Focus Equity Series – between $10,001 and $50,000

Real Estate Series –between $1 and $10,000

World Opportunities Series – between $1 and $10,000

Between $100,001 and $500,000
Ben V. Rozin, Analyst	Member of International Series Research Team	World Opportunities Series – between $1 and $10,000 International Series – between $10,001 and $50,000	Between $100,001 and $500,000

Ajay M. Sadarangani, CFA, Senior Analyst	Member of Financial Services Series Research Team	None	Between $100,001 and $500,000

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group, Member of International Series and Global Fixed Income Series Research Teams	None	Between $500,001 and $1,000,000

Virge J. Trotter, III, CFA, Senior Analyst/Managing Director of Services Group	Member of Senior Research Group, Member of Financial Service Series Research Team	None	Between $500,001 and $1,000,000

Jeffrey M. Tyburski, CFA, Senior Analyst	Member of Inflation Focus Equity Series Research Team	Small Cap Series – between $1 and $10,000	Between $10,001 and $50,000

Jay Welles, CFA, Senior Analyst	Member of Technology Series Research Team	None	Between $100,001 and $500,000

* Information as of August 31, 2012.

Compensation. Equity and fixed income analyst compensation is provided in two basic forms: a fixed base salary and bonuses. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of MNA’s clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Barclays Capital Aggregate Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in the Advisor based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

Management of Other Portfolios. The Advisor does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts.

None of these accounts is subject to a performance-based advisory fee. Except as otherwise noted below, the information below is provided as of March 31, 2012.

Name	Registered		Other Pooled		Other Accounts
	Investment Companies		Investment Vehicles
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets

Sidharth Abrol	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841

Christian A. Andreach	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Jacob Boak*
Jonathan S. Beigle	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Jacob Boak
Ebrahim Busheri	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Jeffrey S. Coons	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Eric L. Daniels	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Muris Demirovic	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Jeffrey W. Donlon	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Brian P. Gambill	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Jeffrey A. Herrmann	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Michael A. Knolla	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Brian W. Lester	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Jason P. Lisiak	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Michael J. Magiera	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Jeffrey D. McCormack	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
John D. Mitchell	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
William Moore	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Christopher F. Petrosino	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Robert Pickels	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Ben V. Rozin	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841

Ajay M. Sadarangani	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841

Marc Tommasi	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Virge J. Trotter, III	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
Jay Welles	23	$17,099,470,809	19	$4,682,459,969	8,133	$22,960,999,841
*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.
**	Information as of June 30, 2012.

The Advisor’s fixed income portfolio managers manage the fixed income portion of the Inflation Focus Equity Series, other fixed income series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. These accounts are not subject to performance-based fees. The information below is provided as of March 31, 2012.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	16	$6,005,043,220	16	$3,758,044,092	7,397	$12,312,071,845
Marc Bushallow	16	$6,005,043,220	16	$3,758,044,092	7,397	$12,312,071,845
R. Keith Harwood	16	$6,005,043,220	16	$3,758,044,092	7,397	$12,312,071,845
James Nawrocki	16	$6,005,043,220	16	$3,758,044,092	7,397	$12,312,071,845

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income investments on an aggregate basis to increase efficiency of execution. Fixed income securities in the Core Bond Series and Core Plus Bond Series are also generally traded on a aggregate basis. In the event of a partially filled order, the Advisor allocates securities first to the Core Bond Series and Core Plus Series and then uses a computer-generated randomizer to objectively assign the order of execution among other accounts. Each account that participates in an aggregated order on a particular execution will participate at the average security price with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equities and most fixed income securities trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base. To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

For the Tax Exempt Series, High Yield Bond Series, and Global Fixed Income Series, the trading function for the Series is separate from the trading function for other accounts. For these Series, the respective Series’ Research Team identifies the securities to be purchased and a member of the team executes the trades. The team members do not execute trades in the types of securities held in the Series’ portfolios for other accounts managed by the Advisor. Rather, when similar fixed income securities are to be purchased for such other accounts, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but strict guidelines as to security, position size, and price are set by the analysts recommending the security.

Occasionally, such as when purchasing new bond issues, a member of the Advisor’s fixed income group identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be different than that of the initial issue.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI Supp Tech 10/2012